Share-based payments - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2021 Options £ / shares	Dec. 31, 2020 Options £ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price	£ 308.06	£ 143.28
Number of share options outstanding | Options	19,670	16,817
Expected weighted average remaining vesting period (years)	1 year 1 month 13 days	1 year 1 month 17 days
Number of options exercisable | Options	7,715	7,635
Maximum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices	£ 1,298.49
Minimum
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise prices	£ 38.22